UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended:   June 30, 2009

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number:  028-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

   Name:  Wayne Cooperman
  Title:  President
  Phone:  (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York            August 14, 2009
-----------------------     --------------------------     ---------------------
      [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:   NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                3

Form 13F Information Table Entry Total:          85

Form 13F Information Table Value Total:  $1,167,097
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.     Form 13F File Number     Name
     ---     --------------------     ----------------------------------
      1.      028-13397                Cobalt Offshore Master Fund LP*

      2.      028-10572                Cobalt Partners, L.P.

      3.      028-12326                Cobalt Partners II, L.P.


* Cobalt Offshore Master Fund LP ("COMF") is the successor to all Section 13(f) securities previously held by Cobalt Offshore Fund Limited (Form 13F File
   Number: 028-10571; CIK: 0001071570) ("COF"). As a result, COMF has succeeded to the Form 13F filing obligations of COF.

                                                     FORM 13F INFORMATION TABLE
                                                  Cobalt Capital Management, Inc.
                                                       13F Holdings, 2Q 2009
COLUMN 1                      COLUMN  2        COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6     COL 7       COLUMN 8

                                                           VALUE      SHRS OR    SH/ PUT/    INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP    (X$1000)    PRN AMT    PRN CALL    DISCRETION    MGRS   SOLE SHARED   NONE
----------------------------  ---------------  ---------  --------   ----------  --- ----  --------------  -----  ------------------
ACE LTD                       SHS              H0023R105   29,855       675,000   SH       SHARED-DEFINED  1,2,3         675,000
ADVANCED MICRO DEVICES INC    NOTE 5.750% 8/1  007903AN7    1,834     3,000,000  PRN       SHARED-DEFINED  1,2,3       3,000,000
AGRIUM INC                    COM              008916108    1,995        50,000   SH       SHARED-DEFINED  1,2,3          50,000
AMAG PHARMACEUTICALS INC      COM              00163U106   12,903       236,009   SH       SHARED-DEFINED  1,2,3         236,009
AMERICAN TOWER CORP           NOTE 5.000% 2/1  029912AF9    3,810     3,805,000  PRN       SHARED-DEFINED  1,2,3       3,805,000
APACHE CORP                   COM              037411105   18,038       250,000   SH       SHARED-DEFINED  1,2,3         250,000
APOLLO GROUP INC              CL A             037604105    7,823       110,000   SH       SHARED-DEFINED  1,2,3         110,000
APPLIED MATLS INC             COM              038222105    3,303       300,000   SH       SHARED-DEFINED  1,2,3         300,000
ARVINMERITOR INC              COM              043353101    2,634       600,000   SH       SHARED-DEFINED  1,2,3         600,000
ATLAS AMER INC                COM              049167109   98,051     5,486,897   SH       SHARED-DEFINED  1,2,3       5,486,897
ATLAS ENERGY RESOURCES LLC    COM              049303100   16,622       813,630   SH       SHARED-DEFINED  1,2,3         813,630
BALL CORP                     COM              058498106    3,351        74,200   SH       SHARED-DEFINED  1,2,3          74,200
BANK OF AMERICA CORPORATION   COM              060505104   15,180     1,150,000   SH       SHARED-DEFINED  1,2,3       1,150,000
BARRETT BILL CORP             NOTE 5.000% 3/1  06846NAA2    4,500     5,000,000  PRN       SHARED-DEFINED  1,2,3       5,000,000
BB&T CORP                     COM              054937107    2,198       100,000   SH       SHARED-DEFINED  1,2,3         100,000
BUCKLE INC                    COM              118440106    1,464        46,087   SH       SHARED-DEFINED  1,2,3          46,087
BUCYRUS INTL INC NEW          COM              118759109    4,427       155,000   SH       SHARED-DEFINED  1,2,3         155,000
BUNGE LIMITED                 COM              G16962105    2,660        44,142   SH       SHARED-DEFINED  1,2,3          44,142
CENTURY ALUM CO               NOTE 1.750% 8/0  156431AE8   27,524    38,255,000  PRN       SHARED-DEFINED  1,2,3      38,255,000
CF INDS HLDGS INC             COM              125269100   10,380       140,000   SH       SHARED-DEFINED  1,2,3         140,000
CHIMERA INVT CORP             COM              16934Q109    1,605       460,000   SH       SHARED-DEFINED  1,2,3         460,000
COCA COLA ENTERPRISES INC     COM              191219104   12,014       721,590   SH       SHARED-DEFINED  1,2,3         721,590
CORN PRODS INTL INC           COM              219023108    6,386       238,372   SH       SHARED-DEFINED  1,2,3         238,372
CROWN CASTLE INTL CORP        COM              228227104   43,335     1,804,106   SH       SHARED-DEFINED  1,2,3       1,804,106
CROWN HOLDINGS INC            COM              228368106   25,893     1,072,633   SH       SHARED-DEFINED  1,2,3       1,072,633
CVS CAREMARK CORPORATION      COM              126650100   30,134       945,525   SH       SHARED-DEFINED  1,2,3         945,525
DEERE & CO                    COM              244199105    5,993       150,000   SH       SHARED-DEFINED  1,2,3         150,000
DEVELOPERS DIVERSIFIED RLTY   NOTE 3.500% 8/1  251591AQ6   18,095    23,500,000  PRN       SHARED-DEFINED  1,2,3      23,500,000
DEVELOPERS DIVERSIFIED RLTY   NOTE 3.000% 3/1  251591AS2    5,640     8,000,000  PRN       SHARED-DEFINED  1,2,3       8,000,000
DISCOVER FINL SVCS            COM              254709108    5,649       550,000   SH       SHARED-DEFINED  1,2,3         550,000
E M C CORP MASS               COM              268648102    1,310       100,000   SH       SHARED-DEFINED  1,2,3         100,000
EAGLE BULK SHIPPING INC       COM              Y2187A101    2,784       591,100   SH       SHARED-DEFINED  1,2,3         591,100
EBAY INC                      COM              278642103    7,996       466,810   SH       SHARED-DEFINED  1,2,3         466,810
ENERGY TRANSFER EQUITY L P    COM UT LTD PTN   29273V100   42,356     1,669,548   SH       SHARED-DEFINED  1,2,3       1,669,548
FREEPORT-MCMORAN COPPER & GO  COM              35671D857   20,042       399,961   SH       SHARED-DEFINED  1,2,3         399,961
GOLDMAN SACHS GROUP INC       COM              38141G104   16,218       110,000   SH       SHARED-DEFINED  1,2,3         110,000
GOOGLE INC                    CL A             38259P508    3,255         7,720   SH       SHARED-DEFINED  1,2,3           7,720
GOVERNMENT PPTYS INCOME TR    COM SHS BEN INT  38376A103    4,806       234,100   SH       SHARED-DEFINED  1,2,3         234,100
GRAFTECH INTL LTD             COM              384313102   24,723     2,185,953   SH       SHARED-DEFINED  1,2,3       2,185,953
HESS CORP                     COM              42809H107   33,325       620,000   SH       SHARED-DEFINED  1,2,3         620,000
HOLOGIC INC                   COM              436440101      713        50,000   SH       SHARED-DEFINED  1,2,3          50,000
INTEL CORP                    COM              458140100    3,268       197,484   SH       SHARED-DEFINED  1,2,3         197,484
JPMORGAN CHASE & CO           COM              46625H100   21,319       625,000   SH       SHARED-DEFINED  1,2,3         625,000
KROGER CO                     COM              501044101    8,820       400,000   SH       SHARED-DEFINED  1,2,3         400,000
LENNAR CORP                   CL A             526057104    1,938       200,000   SH       SHARED-DEFINED  1,2,3         200,000
LINCOLN NATL CORP IND         COM              534187109   12,115       703,950   SH       SHARED-DEFINED  1,2,3         703,950
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT   55608B105      411       100,000   SH       SHARED-DEFINED  1,2,3         100,000
MAGELLAN MIDSTREAM HLDGS LP   COM LP INTS      55907R108   13,848       658,168   SH       SHARED-DEFINED  1,2,3         658,168
MAGNA INTL INC                CL A             559222401    3,802        90,000   SH       SHARED-DEFINED  1,2,3          90,000
MASTERCARD INC                CL A             57636Q104   31,470       188,096   SH       SHARED-DEFINED  1,2,3         188,096
MFA FINANCIAL INC             COM              55272X102    5,375       776,753   SH       SHARED-DEFINED  1,2,3         776,753
MICROSOFT CORP                COM              594918104    4,754       200,000   SH       SHARED-DEFINED  1,2,3         200,000
MOSAIC CO                     COM              61945A107   13,290       300,000   SH       SHARED-DEFINED  1,2,3         300,000
MURPHY OIL CORP               COM              626717102   38,024       700,000   SH       SHARED-DEFINED  1,2,3         700,000
NABORS INDUSTRIES LTD         SHS              G6359F103    1,558       100,000   SH       SHARED-DEFINED  1,2,3         100,000
NAVISTAR INTL CORP NEW        COM              63934E108    3,625        83,152   SH       SHARED-DEFINED  1,2,3          83,152
NBT BANCORP INC               COM              628778102    3,735       172,063   SH       SHARED-DEFINED  1,2,3         172,063
NOVELLUS SYS INC              COM              670008101    1,670       100,000   SH       SHARED-DEFINED  1,2,3         100,000
ORACLE CORP                   COM              68389X105    7,497       350,000   SH       SHARED-DEFINED  1,2,3         350,000
PDI INC                       COM              69329V100       25         6,000   SH       SHARED-DEFINED  1,2,3           6,000
PENN VA CORP                  NOTE 4.500%11/1  707882AA4   13,940    17,000,000  PRN       SHARED-DEFINED  1,2,3      17,000,000
PRINCIPAL FINANCIAL GROUP IN  COM              74251V102   19,405     1,030,000   SH       SHARED-DEFINED  1,2,3       1,030,000
PROLOGIS                      NOTE 2.250% 4/0  743410AQ5   11,270    14,000,000  PRN       SHARED-DEFINED  1,2,3      14,000,000
PROSHARES TR                  PSHS ULTSH 20YRS 74347R297   13,748       270,000   SH       SHARED-DEFINED  1,2,3         270,000
QUEST DIAGNOSTICS INC         COM              74834L100   16,815       297,986   SH       SHARED-DEFINED  1,2,3         297,986
RECKSON OPER PARTNERSHIP L P  DEB 4.000% 6/1   75621LAJ3   30,760    32,000,000  PRN       SHARED-DEFINED  1,2,3      32,000,000
REGIONS FINANCIAL CORP NEW    COM              7591EP100    4,444     1,100,000   SH       SHARED-DEFINED  1,2,3       1,100,000
RENAISSANCERE HOLDINGS LTD    COM              G7496G103    5,273       113,300   SH       SHARED-DEFINED  1,2,3         113,300
SCHERING PLOUGH CORP          COM              806605101   17,584       700,000   SH       SHARED-DEFINED  1,2,3         700,000
SLM CORP                      COM              78442P106    5,401       525,900   SH       SHARED-DEFINED  1,2,3         525,900
SMITHFIELD FOODS INC          COM              832248108    1,397       100,000      CALL  SHARED-DEFINED  1,2,3         100,000
SPDR GOLD TRUST               GOLD SHS         78463V107   66,125       725,213   SH       SHARED-DEFINED  1,2,3         725,213
TENNECO INC                   COM              880349105    1,060       100,000   SH       SHARED-DEFINED  1,2,3         100,000
TERRA INDS INC                COM              880915103   19,378       800,100   SH       SHARED-DEFINED  1,2,3         800,100
THERMO FISHER SCIENTIFIC INC  COM              883556102    2,039        50,000   SH       SHARED-DEFINED  1,2,3          50,000
TJX COS INC NEW               COM              872540109    6,292       200,000   SH       SHARED-DEFINED  1,2,3         200,000
TRANSOCEAN LTD                REG SHS          H8817H100   36,369       489,554   SH       SHARED-DEFINED  1,2,3         489,554
TRW AUTOMOTIVE HLDGS CORP     COM              87264S106    1,130       100,000   SH       SHARED-DEFINED  1,2,3         100,000
UNION PAC CORP                COM              907818108   10,412       200,000   SH       SHARED-DEFINED  1,2,3         200,000
VISA INC                      COM CL A         92826C839   15,092       242,400   SH       SHARED-DEFINED  1,2,3         242,400
VORNADO RLTY L P              DBCV 3.625%11/1  929043AE7    8,190     9,000,000  PRN       SHARED-DEFINED  1,2,3       9,000,000
WEATHERFORD INTERNATIONAL LT  REG              H27013103   25,428     1,300,000   SH       SHARED-DEFINED  1,2,3       1,300,000
WELLPOINT INC                 COM              94973V107    2,545        50,000   SH       SHARED-DEFINED  1,2,3          50,000
WYETH                         COM              983024100   27,234       600,000   SH       SHARED-DEFINED  1,2,3         600,000
XTO ENERGY INC                COM              98385X106   48,398     1,268,944   SH       SHARED-DEFINED  1,2,3       1,268,944





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